                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-6174
-------------------------------------------------------------------------------

                            MFS INSTITUTIONAL TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                        Date of fiscal year end: June 30
-------------------------------------------------------------------------------

                  Date of reporting period: December 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Institutional Trust

SEMIANNUAL REPORT 12/31/05

MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL LARGE CAP VALUE FUND

Objective: Seeks capital appreciation and reasonable income.

TABLE OF CONTENTS

----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     12
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     15
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION     BACK COVER
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE            BACK COVER
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

------------------------------------------------------------------------------------
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK OR CREDIT UNION GURANTEE   NOT A DEPOSIT
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

*Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

PORTFOLIO STRUCTURE

              Stocks                                     97.3%
              Cash & Other Net Assets                     2.7%

              TOP TEN HOLDINGS

              Bank of America Corp.                       4.1%
              ------------------------------------------------
              Altria Group, Inc.                          3.4%
              ------------------------------------------------
              Citigroup, Inc.                             3.3%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.9%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.8%
              ------------------------------------------------
              Johnson & Johnson                           2.7%
              ------------------------------------------------
              Dominion Resources, Inc.                    2.6%
              ------------------------------------------------
              MetLife, Inc.                               2.5%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.2%
              ------------------------------------------------
              Sprint Nextel Corp.                         2.2%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         28.2%
              ------------------------------------------------
              Energy                                     11.3%
              ------------------------------------------------
              Industrial Goods & Services                10.7%
              ------------------------------------------------
              Utilities & Communications                 10.4%
              ------------------------------------------------
              Consumer Staples                            9.4%
              ------------------------------------------------
              Basic Materials                             7.3%
              ------------------------------------------------
              Health Care                                 7.1%
              ------------------------------------------------
              Leisure                                     3.2%
              ------------------------------------------------
              Autos & Housing                             2.5%
              ------------------------------------------------
              Retailing                                   2.0%
              ------------------------------------------------
              Technology                                  1.8%
              ------------------------------------------------
              Transportation                              1.8%
              ------------------------------------------------
              Special Products & Services                 1.6%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-------------------------------------------------------------------------------
                                                                 Expenses Paid
                                   Beginning        Ending     During Period (p)
                    Annualized   Account Value  Account Value    7/01/05-12/
                   Expense Ratio    7/01/05        12/31/05         31/05
-------------------------------------------------------------------------------
    Actual             0.55%       $1,000.00       $1,055.00         $2.85
-------------------------------------------------------------------------------
    Hypothetical (h)   0.55%       $1,000.00       $1,022.43         $2.80
-------------------------------------------------------------------------------
(h) 5% fund return per year before expenses.
(p) Expenses paid is equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 97.3%
------------------------------------------------------------------------------------------------------
ISSUER                                                           SHARES/PAR ($)              VALUE ($)
------------------------------------------------------------------------------------------------------
Aerospace - 6.2%
------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                    40,220        $     2,559,199
Northrop Grumman Corp.                                                   33,920              2,038,931
United Technologies Corp.                                                21,380              1,195,356
------------------------------------------------------------------------------------------------------
                                                                                       $     5,793,486
------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.7%
------------------------------------------------------------------------------------------------------
Diageo PLC, ADR                                                          10,970        $       639,551
------------------------------------------------------------------------------------------------------
Automotive - 0.1%
------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                      600        $        43,746
------------------------------------------------------------------------------------------------------
Banks & Credit Companies - 16.0%
------------------------------------------------------------------------------------------------------
American Express Co.                                                     17,635        $       907,497
Bank of America Corp.                                                    82,984              3,829,712
Citigroup, Inc.                                                          63,860              3,099,126
Fannie Mae                                                               28,242              1,378,492
Freddie Mac                                                               7,410                484,244
MBNA Corp.                                                               18,020                489,243
PNC Financial Services Group, Inc.                                       19,860              1,227,944
SunTrust Banks, Inc.                                                     26,200              1,906,312
UBS AG                                                                    8,950                851,592
Wells Fargo & Co.                                                        11,700                735,111
------------------------------------------------------------------------------------------------------
                                                                                       $    14,909,273
------------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.6%
------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                        35,060        $     1,142,956
Walt Disney Co.                                                          15,610                374,172
------------------------------------------------------------------------------------------------------
                                                                                       $     1,517,128
------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 5.8%
------------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                                2,163        $        88,683
Franklin Resources, Inc.                                                  4,690                440,907
Goldman Sachs Group, Inc.                                                21,300              2,720,223
Lehman Brothers Holdings, Inc.                                            5,160                661,357
Mellon Financial Corp.                                                   29,120                997,360
Merrill Lynch & Co., Inc.                                                 7,750                524,907
------------------------------------------------------------------------------------------------------
                                                                                       $     5,433,437
------------------------------------------------------------------------------------------------------
Business Services - 1.6%
------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                      51,590        $     1,489,403
------------------------------------------------------------------------------------------------------
Chemicals - 4.4%
------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                         17,590        $       770,794
E.I. du Pont de Nemours & Co.                                            24,780              1,053,150
Nalco Holding Co.(n)                                                     11,980                212,166
PPG Industries, Inc.                                                     20,970              1,214,163
Syngenta AG, ADR                                                         34,120                849,929
------------------------------------------------------------------------------------------------------
                                                                                       $     4,100,202
------------------------------------------------------------------------------------------------------
Computer Software - 0.9%
------------------------------------------------------------------------------------------------------
Oracle Corp.(n)                                                          43,990        $       537,118
Symantec Corp.(n)                                                        18,560                324,800
------------------------------------------------------------------------------------------------------
                                                                                       $       861,918
------------------------------------------------------------------------------------------------------
Construction - 2.4%
------------------------------------------------------------------------------------------------------
Masco Corp.                                                              63,400        $     1,914,046
Sherwin-Williams Co.                                                      6,340                287,963
------------------------------------------------------------------------------------------------------
                                                                                       $     2,202,009
------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.7%
------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                     10,980        $       654,957
------------------------------------------------------------------------------------------------------
Containers - 0.3%
------------------------------------------------------------------------------------------------------
Smurfit-Stone Container Corp.(n)                                         18,700        $       264,979
------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.7%
------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                              10,170        $       742,410
Emerson Electric Co.                                                      1,210                 90,387
Tyco International Ltd.                                                   8,080                233,189
W.W. Grainger, Inc.                                                       7,270                516,897
------------------------------------------------------------------------------------------------------
                                                                                       $     1,582,883
------------------------------------------------------------------------------------------------------
Electronics - 0.4%
------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                     11,030        $       395,646
------------------------------------------------------------------------------------------------------
Energy - Independent - 1.6%
------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                       11,400        $       712,956
EOG Resources, Inc.                                                      10,580                776,255
------------------------------------------------------------------------------------------------------
                                                                                       $     1,489,211
------------------------------------------------------------------------------------------------------
Energy - Integrated - 9.0%
------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                        5,970        $       757,115
BP PLC, ADR                                                              17,720              1,137,978
Chevron Corp.                                                            14,323                813,117
ConocoPhillips                                                           34,600              2,013,028
Exxon Mobil Corp.                                                        28,150              1,581,185
TOTAL S.A., ADR                                                          16,410              2,074,224
------------------------------------------------------------------------------------------------------
                                                                                       $     8,376,647
------------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 4.6%
------------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                               24,582        $       606,192
Coca-Cola Co.                                                             5,280                212,837
H.J. Heinz Co.                                                           18,130                611,344
Kellogg Co.                                                              28,910              1,249,490
Nestle S.A., ADR                                                          7,000                521,850
PepsiCo, Inc.                                                             7,684                453,971
Sara Lee Corp.                                                           30,640                579,096
------------------------------------------------------------------------------------------------------
                                                                                       $     4,234,780
------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.2%
------------------------------------------------------------------------------------------------------
Bowater, Inc.                                                             7,000        $       215,040
International Paper Co.                                                  27,410                921,250
------------------------------------------------------------------------------------------------------
                                                                                       $     1,136,290
------------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.4%
------------------------------------------------------------------------------------------------------
CIGNA Corp.                                                               3,340        $       373,078
------------------------------------------------------------------------------------------------------
Insurance - 6.4%
------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                               1,940        $        90,055
Allstate Corp.                                                           33,786              1,826,809
Chubb Corp.                                                               5,090                497,038
Hartford Financial Services Group, Inc.                                  10,680                917,305
Lincoln National Corp.                                                    5,520                292,726
MetLife, Inc.                                                            47,860              2,345,140
------------------------------------------------------------------------------------------------------
                                                                                       $     5,969,073
------------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                             17,320        $       349,518
------------------------------------------------------------------------------------------------------
Machinery & Tools - 2.8%
------------------------------------------------------------------------------------------------------
Deere & Co.                                                              26,140        $     1,780,395
Illinois Tool Works, Inc.                                                 9,560                841,184
------------------------------------------------------------------------------------------------------
                                                                                       $     2,621,579
------------------------------------------------------------------------------------------------------
Medical Equipment - 0.2%
------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                4,550        $       171,307
------------------------------------------------------------------------------------------------------
Network & Telecom - 0.5%
------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(n)                                                   25,210        $       431,595
------------------------------------------------------------------------------------------------------
Oil Services - 0.7%
------------------------------------------------------------------------------------------------------
Noble Corp.                                                               8,550        $       603,117
------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.5%
------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                      21,250        $       837,887
Eli Lilly & Co.                                                           3,510                198,631
Johnson & Johnson                                                        42,040              2,526,604
Merck & Co., Inc.                                                        42,340              1,346,835
Wyeth                                                                    25,010              1,152,211
------------------------------------------------------------------------------------------------------
                                                                                       $     6,062,168
------------------------------------------------------------------------------------------------------
Printing & Publishing - 1.2%
------------------------------------------------------------------------------------------------------
Reed Elsevier PLC, ADR                                                   17,650        $       662,051
Tribune Co.                                                              13,900                420,614
------------------------------------------------------------------------------------------------------
                                                                                       $     1,082,665
------------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.6%
------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                       16,630        $     1,177,737
Norfolk Southern Corp.                                                    6,230                279,291
------------------------------------------------------------------------------------------------------
                                                                                       $     1,457,028
------------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.4%
------------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                           15,180        $       898,504
L'Air Liquide, ADR                                                        2,410                 93,146
Praxair, Inc.                                                             5,960                315,642
------------------------------------------------------------------------------------------------------
                                                                                       $     1,307,292
------------------------------------------------------------------------------------------------------
Specialty Stores - 2.0%
------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                53,200        $       938,448
Lowe's Cos., Inc.                                                         8,500                566,610
TJX Cos., Inc.                                                           16,090                373,771
------------------------------------------------------------------------------------------------------
                                                                                       $     1,878,829
------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.2%
------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                  53,121        $     1,140,508
------------------------------------------------------------------------------------------------------
Telephone Services - 3.6%
------------------------------------------------------------------------------------------------------
Sprint Nextel Corp.                                                      88,390        $     2,064,790
Verizon Communications, Inc.                                             42,100              1,268,052
------------------------------------------------------------------------------------------------------
                                                                                       $     3,332,842
------------------------------------------------------------------------------------------------------
Tobacco - 3.4%
------------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                       42,230        $     3,155,426
------------------------------------------------------------------------------------------------------
Trucking - 0.2%
------------------------------------------------------------------------------------------------------
CNF, Inc.                                                                 3,990        $       223,001
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 5.6%
------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.(n)                                                 4,300        $       136,095
Dominion Resources, Inc.                                                 31,590              2,438,748
Entergy Corp.                                                             5,140                352,861
Exelon Corp.                                                              5,960                316,714
FPL Group, Inc.                                                          14,460                600,958
PPL Corp.                                                                15,800                464,520
Public Service Enterprise Group, Inc.                                     6,410                416,458
TXU Corp.                                                                 9,620                482,828
------------------------------------------------------------------------------------------------------
                                                                                       $     5,209,182
------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $75,005,338)                                            $    90,493,754
------------------------------------------------------------------------------------------------------
Short-Term Obligation- 2.3%
------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06,
 at Amortized Cost(y)                                             $   2,153,000        $     2,152,498
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $77,157,836)                                       $    92,646,252
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.4%                                                          343,527
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $    92,989,779
------------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in the Portfolio of Investments and is defined:

ADR  American Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 12/31/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $77,157,836)                                      $92,646,252
Cash                                                                                              342
Receivable for investments sold                                                                 5,041
Receivable for fund shares sold                                                               237,773
Dividends receivable                                                                          167,015
Receivable from investment adviser                                                             26,142
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $93,082,565
-----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                             $57,113
Payable to affiliates
  Management fee                                                                                2,540
  Shareholder servicing costs                                                                      82
  Administrative services fee                                                                      81
Accrued expenses and other liabilities                                                         32,970
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                     $92,786
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $92,989,779
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                           $72,790,917
Unrealized appreciation (depreciation) on investments                                      15,488,416
Accumulated net realized gain (loss) on investments                                         4,712,112
Accumulated distributions in excess of net investment income                                   (1,666)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $92,989,779
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           8,773,442
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $92,989,779 / 8,773,442 shares of beneficial interest outstanding)                                      $10.60
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 12/31/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                 $1,228,308
  Interest                                                                                      25,450
  Foreign taxes withheld                                                                        (4,377)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,249,381
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                              $322,339
  Shareholder servicing costs                                                                    4,107
  Administrative services fee                                                                   10,161
  Independent trustees' compensation                                                             2,665
  Custodian fee                                                                                 20,555
  Printing                                                                                       4,871
  Auditing fees                                                                                 20,597
  Legal fees                                                                                     2,437
  Registration fees                                                                             14,475
  Shareholder solicitation expenses                                                                659
  Miscellaneous                                                                                  8,236
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $411,102
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (2,883)
  Reduction of expenses by investment adviser                                                 (115,554)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $292,665
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $956,716
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions (identified cost basis)                                        $9,080,227
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                                         $(4,579,137)
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                             $4,501,090
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                               $5,457,806
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                        SIX MONTHS
                                                                                          ENDED                 YEAR ENDED
                                                                                         12/31/05                 6/30/05
                                                                                       (UNAUDITED)
CHANGE IN NET ASSETS:

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                        $956,716              $2,108,083
Net realized gain (loss) on investments                                                     9,080,227              12,700,922
Net unrealized gain (loss) on investments                                                  (4,579,137)               (252,302)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $5,457,806             $14,556,703
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                $(1,946,253)            $(2,359,345)
From net realized gain on investments and foreign currency transactions                    (6,795,827)             (5,102,327)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                              $(8,742,080)            $(7,461,672)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                        $(15,421,693)           $(18,247,321)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                               $(18,705,967)           $(11,152,290)
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                   $111,695,746            $122,848,036
At end of period (including accumulated distributions in excess of net investment
income of $1,666 and undistributed net investment income of $987,871, respectively)       $92,989,779            $111,695,746
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                SIX MONTHS                      YEARS ENDED 6/30
                                                  ENDED        --------------------------------------------------   PERIOD ENDED
                                                 12/31/05          2005          2004          2003          2002    6/30/01(c)
                                                (UNAUDITED)

Net asset value, beginning of period             $11.09          $10.40         $8.71         $9.20         $9.91       $10.00
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                         $0.10           $0.19         $0.18         $0.16         $0.16        $0.02
Net realized and unrealized gain (loss) on
investments and foreign currency                   0.52            1.16          1.66         (0.51)        (0.82)       (0.11)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.62           $1.35         $1.84        $(0.35)       $(0.66)      $(0.09)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                       $(0.25)         $(0.21)       $(0.15)       $(0.14)       $(0.05)         $--
From net realized gain on investments and
foreign currency transactions                     (0.86)          (0.45)           --            --            --           --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                     $(1.11)         $(0.66)       $(0.15)       $(0.14)       $(0.05)         $--
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.60          $11.09        $10.40         $8.71         $9.20        $9.91
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (s)(r)                            5.50(n)        13.05         21.23         (3.69)        (6.64)       (0.90)(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             0.76(a)         0.73          0.71          0.76          0.77         4.88(a)
Expenses after expense reductions (f)              0.55(a)         0.55          0.55          0.55          0.55         0.55(a)
Net investment income                              1.77(a)         1.81          1.81          2.05          1.64         1.73(a)
Portfolio turnover                                   12              36            69            68            60           11
Net assets at end of period (000 Omitted)       $92,990        $111,696      $122,848      $135,005       $69,242      $12,018
------------------------------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the fund's investment operations, May 1, 2001, through June 30, 2001.
(r) Certain expenses have been reduced without which performance would have been lower.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Institutional Large Cap Value Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended December 31, 2005, the fund's custodian fees were reduced by $2,414 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended December 31, 2005, the fund's custodian expenses were reduced by $469 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes. Book/tax differences primarily relate to wash sale loss deferrals, and redemptions in-kind.

The tax character of distributions declared to shareholders is as follows:

                                               6/30/05       6/30/04
         Ordinary income (including
           any short-term capital gains)    $3,754,340    $2,319,276
         Long-term capital gain              3,707,332            --
         -----------------------------------------------------------
         Total distributions                $7,461,672    $2,319,276

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF DECEMBER 31, 2005

              Cost of investments(1)                 $78,135,534
              --------------------------------------------------
              Gross appreciation                     $16,868,174
              Gross depreciation                      (2,357,456)
              --------------------------------------------------
              Net unrealized appreciation
              (depreciation)                         $14,510,718

              AS OF JUNE 30, 2005

              Undistributed ordinary income          $1,333,440
              Undistributed long-term capital gain    3,059,842
              Net unrealized appreciation
              (depreciation)                         19,089,854

(1) Aggregate cost includes prior fiscal year end tax adjustments.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has contractually agreed to waive a portion of its fee in the amount of $26,792, which is shown as a reduction of total expenses in the Statement of Operations. This reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. The management fee incurred for the six months ended December 31, 2005 was equivalent to an annual effective rate of 0.55% of the fund's average daily net assets.

The investment adviser has also contractually agreed to pay all of the fund's operating expenses, exclusive of management and certain other fees and expenses. For the six months ended December 31, 2005, this reduction amounted to $88,584 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until November 1, 2006.

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2005, the fee was $4,068, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2005, these costs amounted to $7.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended December 31, 2005 was equivalent to an annual effective rate of 0.0189% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $178, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $1,140 were accrued on July 28, 2004 and paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $12,471,503 and $36,098,086, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                               Six months ended 12/31/05            Year ended 6/30/05
                                                                  SHARES          AMOUNT          SHARES           AMOUNT

Shares sold                                                       187,945       $2,124,736       1,934,088       $20,841,537

Shares issued to shareholders in reinvestment of
distributions                                                     822,397        8,742,080         680,189         7,461,672

Shares reacquired                                              (2,308,189)     (26,288,509)     (4,360,055)      (46,550,530)
----------------------------------------------------------------------------------------------------------------------------
Net change                                                     (1,297,847)    $(15,421,693)     (1,745,778)     $(18,247,321)
----------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended December 31, 2005 was $327, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended December 31, 2005.

(7) REDEMPTION IN-KIND

On October 31, 2005, the fund paid redemption proceeds by a distribution in-kind of portfolio securities that were valued at $20,082,733. The redeeming shareholder received a pro rata share of each of the securities held by the fund. The sale of such securities generated a realized gain of $4,885,252 for the fund.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund's total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 10th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The Fund's total return performance was in the 6th percentile for the one-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and total expense ratio as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third- party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the Fund's name on the "Institutional Trusts" page under "Strategies & Performance" in the "US Institutional Investor" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                 ILV-SEM 02/06

MFS(R) Institutional Trust

SEMIANNUAL REPORT 12/31/05

MFS(R) INSTITUTIONAL INTERNATIONAL
RESEARCH EQUITY FUND

A path for pursuing opportunity

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL INTERNATIONAL RESEARCH EQUITY FUND

Objective: Seeks capital appreciation.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               8
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     12
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     15
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION     BACK COVER
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE            BACK COVER
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER


-------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                    108.5%
              Cash & Other Net Assets                    -8.4%
              Preferred Stock                            -0.1%

              TOP TEN HOLDINGS

              Samsung Electronics Co. Ltd.                4.0%
              ------------------------------------------------
              TOTAL S.A.                                  3.6%
              ------------------------------------------------
              Nestle S.A.                                 2.6%
              ------------------------------------------------
              Roche Holding AG                            2.6%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.6%
              ------------------------------------------------
              Schneider Electric S.A.                     2.1%
              ------------------------------------------------
              UBS AG                                      2.1%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            2.0%
              ------------------------------------------------
              BHP Billiton PLC                            1.9%
              ------------------------------------------------
              BNP Paribas                                 1.9%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         32.0%
              ------------------------------------------------
              Basic Materials                            13.8%
              ------------------------------------------------
              Telecom/Utilities                          11.5%
              ------------------------------------------------
              Technology/Business Services                9.6%
              ------------------------------------------------
              Energy                                      9.4%
              ------------------------------------------------
              Health Care                                 8.3%
              ------------------------------------------------
              Autos/Capital Goods                         7.5%
              ------------------------------------------------
              Consumer Staples                            6.7%
              ------------------------------------------------
              Leisure/Transportation/Media                5.0%
              ------------------------------------------------
              Retailing                                   4.7%
              ------------------------------------------------

              TOP TEN COUNTRIES

              Great Britain                              20.3%
              ------------------------------------------------
              Japan                                      18.2%
              ------------------------------------------------
              France                                     15.6%
              ------------------------------------------------
              Switzerland                                 8.6%
              ------------------------------------------------
              South Korea                                 8.6%
              ------------------------------------------------
              Italy                                       4.9%
              ------------------------------------------------
              Germany                                     4.0%
              ------------------------------------------------
              Spain                                       3.9%
              ------------------------------------------------
              Brazil                                      3.7%
              ------------------------------------------------
              All Others                                 12.2%
              ------------------------------------------------

The fund's negative cash balance is due to the timing of trade settlements and the impact of income and capital distributions declared on December 29, 2005.

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
                           Expense   Account Value   Account Value    7/01/05-
                            Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
     Actual                 0.85%      $1,000.00     $1,197.00          $4.71
--------------------------------------------------------------------------------
     Hypothetical(h)        0.85%      $1,000.00     $1,020.92          $4.33
--------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.

(p) Expenses paid is equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 108.5%
----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
----------------------------------------------------------------------------------------------------
Airlines - 0.6%
----------------------------------------------------------------------------------------------------
Grupo Aeroportuario del Sureste S.A. de C.V., ADR                            19,110     $    618,017
Thai Airways International Public Co. Ltd.                                  381,000          408,629
----------------------------------------------------------------------------------------------------
                                                                                        $  1,026,646
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 1.3%
----------------------------------------------------------------------------------------------------
Diageo PLC                                                                  139,620     $  2,021,882
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.2%
----------------------------------------------------------------------------------------------------
Burberry Group PLC                                                          174,480     $  1,288,842
LVMH Moet Hennessy Louis Vuitton S.A.                                         6,290          558,405
----------------------------------------------------------------------------------------------------
                                                                                        $  1,847,247
----------------------------------------------------------------------------------------------------
Automotive - 4.8%
----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                                  39,900     $  1,748,675
Compagnie Generale des Etablissements Michelin                                3,000          168,492
Continental AG                                                               10,953          971,464
Hyundai Mobis                                                                17,380        1,583,767
Nissan Motor Co. Ltd.                                                       164,700        1,667,724
Toyota Motor Corp.                                                           26,300        1,363,861
----------------------------------------------------------------------------------------------------
                                                                                        $  7,503,983
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 25.6%
----------------------------------------------------------------------------------------------------
AEON Credit Service Co. Ltd.                                                 12,700     $  1,200,966
Aiful Corp.                                                                  23,150        1,932,191
Akbank T.A.S.                                                               111,006          904,996
Banco Bilbao Vizcaya Argentaria S.A.                                        147,630        2,633,443
Banco Nossa Caixa S.A.                                                       15,460          230,776
BNP Paribas                                                                  35,960        2,907,410
China Construction Bank(n)                                                1,905,000          657,227
Credit Agricole S.A.                                                         61,009        1,920,378
DEPFA Bank PLC                                                               47,560          702,671
Erste Bank der Oesterreichischen Sparkassen AG                               26,890        1,490,972
HSBC Holdings PLC                                                           145,292        2,330,030
Kookmin Bank(n)                                                              26,700        2,003,653
Mitsubishi Tokyo Financial Group, Inc.                                          155        2,101,428
ORIX Corp.                                                                   10,210        2,599,759
OTP Bank Ltd., GDR                                                           22,830        1,497,648
Royal Bank of Scotland Group PLC                                            102,115        3,080,384
Shinhan Financial Group Co. Ltd.(n)                                          45,680        1,843,510
Shinsei Bank Ltd.                                                           271,000        1,566,089
Takefuji Corp.                                                               24,620        1,671,027
Turkiye Vakiflar Bankasi T.A.O.                                             166,130          880,363
UBS AG                                                                       34,411        3,272,505
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                             10,760          684,013
UniCredito Italiano S.p.A.                                                  295,900        2,037,117
----------------------------------------------------------------------------------------------------
                                                                                        $ 40,148,556
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.3%
----------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                     22,130     $  1,781,465
Nippon Television Network Corp.                                               5,620          863,370
WPP Group PLC                                                                85,330          922,552
----------------------------------------------------------------------------------------------------
                                                                                        $  3,567,387
----------------------------------------------------------------------------------------------------
Chemicals - 1.7%
----------------------------------------------------------------------------------------------------
Hanwha Chemical Corp.(n)                                                     59,530     $    678,490
Syngenta AG                                                                  16,060        1,996,131
----------------------------------------------------------------------------------------------------
                                                                                        $  2,674,621
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.6%
----------------------------------------------------------------------------------------------------
Capgemini S.A.(n)                                                            24,620     $    987,561
----------------------------------------------------------------------------------------------------
Construction - 2.6%
----------------------------------------------------------------------------------------------------
CEMEX S.A. de C.V., ADR                                                      26,170     $  1,552,666
Consorcio ARA S.A. de C.V.                                                  121,000          529,964
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes                    29,400          402,395
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes, GDR(a)                20            2,737
Italcementi S.p.A.                                                           64,030          810,430
Italcementi S.p.A. - Ordinary                                                31,040          579,031
Urbi Desarrollos Urbanos S.A. de C.V.(n)                                     33,900          234,690
----------------------------------------------------------------------------------------------------
                                                                                        $  4,111,913
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.8%
----------------------------------------------------------------------------------------------------
Natura Cosmeticos S.A.                                                        4,270     $    188,077
Reckitt Benckiser PLC                                                        56,470        1,863,619
Unicharm Corp.                                                               19,300          866,754
----------------------------------------------------------------------------------------------------
                                                                                        $  2,918,450
----------------------------------------------------------------------------------------------------
Electrical Equipment - 2.1%
----------------------------------------------------------------------------------------------------
Schneider Electric S.A.                                                      37,646     $  3,355,445
----------------------------------------------------------------------------------------------------
Electronics - 8.4%
----------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                               32,000     $    698,216
Ricoh Co. Ltd.                                                               87,000        1,522,306
Royal Philips Electronics N.V.                                               78,630        2,441,550
Samsung Electronics Co. Ltd.                                                  9,610        6,210,938
Taiwan Semiconductor Manufacturing Co. Ltd.                               1,229,000        2,340,132
----------------------------------------------------------------------------------------------------
                                                                                        $ 13,213,142
----------------------------------------------------------------------------------------------------
Energy - Independent - 2.1%
----------------------------------------------------------------------------------------------------
Canadian Natural Resources Ltd.                                               8,470     $    419,677
CNOOC Ltd.                                                                2,386,000        1,584,799
Norsk Hydro A.S.A.                                                           12,460        1,278,715
----------------------------------------------------------------------------------------------------
                                                                                        $  3,283,191
----------------------------------------------------------------------------------------------------
Energy - Integrated - 7.1%
----------------------------------------------------------------------------------------------------
BG Group PLC                                                                102,840     $  1,015,524
LUKOIL, ADR                                                                  28,580        1,686,220
Petroleo Brasileiro S.A., ADR                                                11,220          799,649
Statoil A.S.A.                                                               89,410        2,052,298
TOTAL S.A.                                                                   22,640        5,682,898
----------------------------------------------------------------------------------------------------
                                                                                        $ 11,236,589
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.9%
----------------------------------------------------------------------------------------------------
Carrefour S.A.                                                               26,840     $  1,256,627
Tesco PLC                                                                   312,582        1,781,089
----------------------------------------------------------------------------------------------------
                                                                                        $  3,037,716
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.0%
----------------------------------------------------------------------------------------------------
China Mengniu Dairy Co. Ltd.                                                231,000     $    199,611
Nestle S.A.                                                                  13,862        4,141,371
Nong Shim Co. Ltd.(n)                                                         1,328          368,256
----------------------------------------------------------------------------------------------------
                                                                                        $  4,709,238
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.7%
----------------------------------------------------------------------------------------------------
Hilton Group PLC                                                            189,880     $  1,186,375
----------------------------------------------------------------------------------------------------
Insurance - 5.2%
----------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A.                                                79,170     $  2,764,554
Aviva PLC                                                                   211,573        2,563,820
AXA                                                                          87,440        2,819,577
----------------------------------------------------------------------------------------------------
                                                                                        $  8,147,951
----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.7%
----------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                             8,600     $  1,038,427
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
----------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                                   10,600     $    899,089
----------------------------------------------------------------------------------------------------
Metals & Mining - 7.3%
----------------------------------------------------------------------------------------------------
Aber Diamond Corp.                                                           48,100     $  1,777,024
Arcelor S.A.                                                                 70,810        1,754,796
BHP Billiton PLC                                                            178,400        2,911,575
Companhia Siderurgica Nacional S.A., ADR                                     43,930          940,102
Companhia Vale do Rio Doce, ADR                                              59,010        2,427,671
POSCO                                                                         4,040          805,300
Umicore                                                                       7,700          907,190
----------------------------------------------------------------------------------------------------
                                                                                        $ 11,523,658
----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.6%
----------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                          209,000     $    927,984
----------------------------------------------------------------------------------------------------
Network & Telecom - 0.6%
----------------------------------------------------------------------------------------------------
TomTom N.V.(n)                                                               14,640     $    502,212
ZTE Corp.                                                                   132,400          444,828
----------------------------------------------------------------------------------------------------
                                                                                        $    947,040
----------------------------------------------------------------------------------------------------
Oil Services - 0.2%
----------------------------------------------------------------------------------------------------
Vallourec S.A.                                                                  660     $    363,032
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 8.3%
----------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                        60,700     $  2,365,970
AstraZeneca PLC                                                              50,930        2,476,537
GlaxoSmithKline PLC                                                         162,690        4,107,910
Roche Holding AG                                                             27,460        4,118,635
----------------------------------------------------------------------------------------------------
                                                                                        $ 13,069,052
----------------------------------------------------------------------------------------------------
Real Estate - 1.2%
----------------------------------------------------------------------------------------------------
K.K. Davinci Advisors(n)                                                        128     $    964,216
Leopalace21 Corp.                                                            24,200          877,651
----------------------------------------------------------------------------------------------------
                                                                                        $  1,841,867
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 2.2%
----------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                        141,000     $  1,819,625
Kaneka Corp.                                                                140,000        1,690,463
----------------------------------------------------------------------------------------------------
                                                                                        $  3,510,088
----------------------------------------------------------------------------------------------------
Specialty Stores - 1.6%
----------------------------------------------------------------------------------------------------
Grupo Elektra S.A. de C.V.                                                   61,640     $    545,756
NEXT PLC                                                                     73,380        1,936,085
----------------------------------------------------------------------------------------------------
                                                                                        $  2,481,841
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.1%
----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                         11,500     $    336,490
PT Indosat Tbk                                                              884,000          499,105
Vodafone Group PLC                                                        1,118,950        2,413,752
----------------------------------------------------------------------------------------------------
                                                                                        $  3,249,347
----------------------------------------------------------------------------------------------------
Telephone Services - 4.4%
----------------------------------------------------------------------------------------------------
FastWeb S.p.A.                                                               35,014     $  1,598,737
Singapore Telecommunications Ltd.                                           998,720        1,567,397
Telefonica S.A.                                                             151,700        2,280,758
Telenor A.S.A.                                                              143,090        1,403,840
----------------------------------------------------------------------------------------------------
                                                                                        $  6,850,732
----------------------------------------------------------------------------------------------------
Tobacco - 0.6%
----------------------------------------------------------------------------------------------------
Swedish Match AB                                                             75,970     $    893,298
----------------------------------------------------------------------------------------------------
Trucking - 0.7%
----------------------------------------------------------------------------------------------------
TNT N.V.                                                                     33,700     $  1,052,402
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.4%
----------------------------------------------------------------------------------------------------
E.ON AG                                                                      27,690     $  2,862,418
Endesa S.A.                                                                  46,500        1,222,208
Suez S.A.                                                                    89,078        2,771,242
----------------------------------------------------------------------------------------------------
                                                                                        $  6,855,868
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $141,361,190)                                            $170,481,618
----------------------------------------------------------------------------------------------------
Preferred Stock - 0.1%
----------------------------------------------------------------------------------------------------
Internet - 0.1%
----------------------------------------------------------------------------------------------------
Universo Online S.A.* (Identified Cost, $150,293)                            19,100     $    160,937
----------------------------------------------------------------------------------------------------
Short-Term Obligation - 1.4%
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06,
at Amortized Cost(y)                                                   $  2,180,000     $  2,179,491
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $143,690,974)(k)                                    $172,822,046
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (10.0)%                                                 (15,769,653)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $157,052,393
----------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(a) SEC Rule 144A restriction.
(y) The rate shown represents an annualized yield at time of purchase.
(k) As of December 31, 2005 the fund had nine securities representing $14,987,623 and 9.5% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 12/31/05

ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $143,690,974)                                    $172,822,046
Cash                                                                                              906
Foreign currency, at value (identified cost, $149,749)                                        152,477
Receivable for investments sold                                                               459,278
Receivable for fund shares sold                                                               706,461
Interest and dividends receivable                                                             182,190
Receivable from investment adviser                                                             50,193
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                     $174,373,551
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Distributions payable (l)                                                                 $17,242,772
Payable for investments purchased                                                               4,177
Payable to affiliates
  Management fee                                                                                6,430
  Shareholder servicing costs                                                                      88
  Administrative services fee                                                                      37
Accrued expenses and other liabilities                                                         67,654
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                 $17,321,158
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $157,052,393
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $123,874,003
Unrealized appreciation (depreciation) on investments and translation of assets and
liabilities in foreign currencies (net of $9,686 deferred country tax)                     29,120,245
Accumulated net realized gain (loss) on investments and foreign currency
transactions                                                                                4,444,892
Accumulated distributions in excess of net investment income                                 (386,747)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                       $157,052,393
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          10,817,833
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $157,052,393 / 10,817,833 shares of beneficial interest outstanding)                                    $14.52
-----------------------------------------------------------------------------------------------------------------------------
(l) Payable for income and capital gain distribution declared December 29, 2005.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 12/31/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
-----------------------------------------------------------------------------------------------------------------------------
  Dividends                                                                                 $1,047,620
  Interest                                                                                      38,969
  Foreign taxes withheld                                                                       (48,374)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $1,038,215
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                              $608,815
  Shareholder servicing costs                                                                    6,157
  Administrative services fee                                                                   12,564
  Independent trustees' compensation                                                             2,166
  Custodian fee                                                                                107,782
  Printing                                                                                       2,374
  Auditing fees                                                                                 21,864
  Legal fees                                                                                     3,126
  Registration fees                                                                             18,814
  Shareholder solicitation expenses                                                                752
  Miscellaneous                                                                                 14,394
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $798,808
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                          (5,765)
  Reduction of expenses by investment adviser                                                 (109,251)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                         $683,792
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                $354,423
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $4,722 country tax)                                      $12,342,857
  Foreign currency transactions                                                               (109,057)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $12,233,800
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments (net of $9,686 increase in deferred country tax)                             $16,382,875
  Translation of assets and liabilities in foreign currencies                                    4,894
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                        $16,387,769
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                       $28,621,569
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                              $28,975,992
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                         SIX MONTHS                YEAR
                                                                                       ENDED 12/31/05         ENDED 6/30/05
                                                                                        (UNAUDITED)
CHANGE IN NET ASSETS
FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                       $354,423               $1,688,735
Net realized gain (loss) on investments and foreign currency transactions                 12,233,800               10,481,618
Net unrealized gain (loss) on investments and foreign currency translation                16,387,769                  705,490
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                     $28,975,992              $12,875,843
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                               $(2,118,935)             $(1,348,685)
From net realized gain on investments and foreign currency transactions                  (16,317,672)             (11,458,136)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $(18,436,607)            $(12,806,821)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                        $(1,060,221)             $43,647,060
------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                $9,479,164              $43,716,082
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                  $147,573,229             $103,857,147
At end of period (including accumulated distributions in excess of net investment income of $386,747 and undistributed net investment income of
$1,377,765)                                                                             $157,052,393             $147,573,229
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                 SIX MONTHS             YEARS ENDED 6/30
                                                                   ENDED           --------------------------        PERIOD ENDED
                                                                  12/31/05              2005             2004         6/30/03(c)
                                                                (UNAUDITED)
Net asset value, beginning of period                                $13.56            $13.46            $10.43         $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                            $0.03             $0.19             $0.20          $0.14
Net realized and unrealized gain (loss) on investments and
foreign currency                                                      2.65              1.46              3.00           0.31
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     $2.68             $1.65             $3.20          $0.45
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                          $(0.20)           $(0.16)           $(0.10)        $(0.02)
From net realized gain on investments and foreign currency
transactions                                                         (1.52)            (1.39)            (0.07)            --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                        $(1.72)           $(1.55)           $(0.17)        $(0.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $14.52            $13.56            $13.46         $10.43
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(s)(r)                                               19.70(n)          11.97             30.82           4.49(n)
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                0.98(a)           0.98              1.03           1.11
Expenses after expense reductions (f)                                 0.85(a)           0.85              0.85           0.85
Net investment income                                                 0.44(a)           1.40              1.61           1.55
Portfolio turnover                                                      43                93               109             97
Net assets at end of period (000 Omitted)                         $157,052          $147,573          $103,857        $59,258
---------------------------------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the fund's investment operations, July 16, 2002, through June 30, 2003.
(r) Certain expenses have been reduced without which performance would have been lower.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Institutional International Research Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended December 31, 2005, the fund's custodian fees were reduced by $3,051 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended December 31, 2005, the fund's expenses were reduced by $2,714 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes. Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                6/30/05         6/30/04

         Ordinary income (including any
           short-term capital gains)         $6,477,728        $950,444

         Long-term capital gain               6,329,093         192,311
         --------------------------------------------------------------
         Total distributions                $12,806,821      $1,142,755

The federal tax cost and tax basis components of distributable earnings were as follows:

           AS OF DECEMBER 31, 2005

           Cost of investments(1)                    $144,139,100
           ------------------------------------------------------
           Gross appreciation                         $29,470,088
           Gross depreciation                            (787,142)
           ------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                             $28,682,946

           AS OF JUNE 30, 2005
           Undistributed ordinary income               $3,798,112
           Undistributed long-term capital gain         6,557,051
           Net unrealized appreciation
           (depreciation)                              12,290,385
           Other temporary differences                     (6,543)

(1) Aggregate cost includes prior fiscal year end tax adjustments.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management, and certain other fees and expenses, such that operating expenses do not exceed 0.10% annually of the fund's average daily net assets. For the six months ended December 31, 2005, this reduction amounted to $108,849 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until November 1, 2006.

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2005, the fee was $6,088, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2005, these costs amounted to $45.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended December 31, 2005 was equivalent to an annual effective rate of 0.0155% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $402, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $68,381,978 and $70,546,738, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                                  Six months ended 12/31/05          Year ended 6/30/05
                                                                    SHARES         AMOUNT         SHARES          AMOUNT
Shares sold                                                          265,619      $3,867,263      3,593,615      $49,641,588
Shares issued to shareholders in reinvestment of distributions        81,546       1,193,835             --               --
Shares reacquired                                                   (408,728)     (6,121,319)      (429,291)      (5,994,528)
-----------------------------------------------------------------------------------------------------------------------------
Net change                                                           (61,563)    $(1,060,221)     3,164,324      $43,647,060

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended December 31, 2005 was $491, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended December 31, 2005.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for the one-year period ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund,
(v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and
(viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2004. The Fund's performance was in the 25th percentile relative to the other funds in the universe for this one-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The Fund commenced investment operations in 2002, therefore, no performance percentile for the three- or five-year period was available. Because of the passage of time, this performance is likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and total expense ratio as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the Fund's name on the "Institutional Trusts" page under "Strategies & Performance" in the "US Institutional Investor" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                 IRE-SEM-02/06

MFS(R) Institutional Trust

SEMIANNUAL REPORT 12/31/05

MFS(R) INSTITUTIONAL
INTERNATIONAL EQUITY FUND

A path for pursuing opportunity

[graphic omitted]


                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL INTERNATIONAL EQUITY FUND

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               7
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     11
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     14
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION     BACK COVER
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE            BACK COVER
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE OR CREDIT UNION GUARANTEE    NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     94.9%
              Cash & Other Net Assets                     5.1%

              TOP TEN HOLDINGS

              Reckitt Benckiser PLC                       4.1%
              ------------------------------------------------
              Samsung Electronics Co. Ltd.                3.2%
              ------------------------------------------------
              Nestle S.A.                                 3.1%
              ------------------------------------------------
              Roache Holding AG                           3.1%
              ------------------------------------------------
              Schneider Electric S.A.                     3.0%
              ------------------------------------------------
              AXA                                         2.7%
              ------------------------------------------------
              UBS AG                                      2.6%
              ------------------------------------------------
              TOTAL S.A.                                  2.5%
              ------------------------------------------------
              Hilton Group PLC                            2.3%
              ------------------------------------------------
              Asahi Glass Co. Ltd.                        2.3%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Financial Services                         20.4%
              ------------------------------------------------
              Health Care                                11.7%
              ------------------------------------------------
              Consumer Staples                           10.0%
              ------------------------------------------------
              Technology                                  8.8%
              ------------------------------------------------
              Leisure                                     8.1%
              ------------------------------------------------
              Utilities & Communications                  6.8%
              ------------------------------------------------
              Industrial Goods & Services                 6.7%
              ------------------------------------------------
              Basic Materials                             5.8%
              ------------------------------------------------
              Energy                                      5.6%
              ------------------------------------------------
              Retailing                                   5.5%
              ------------------------------------------------
              Autos & Housing                             3.6%
              ------------------------------------------------
              Transportation                              1.9%
              ------------------------------------------------

              TOP TEN COUNTRIES

              Great Britain                              19.0%
              ------------------------------------------------
              France                                     18.8%
              ------------------------------------------------
              Japan                                      15.2%
              ------------------------------------------------
              Switzerland                                11.5%
              ------------------------------------------------
              Italy                                       3.4%
              ------------------------------------------------
              South Korea                                 3.3%
              ------------------------------------------------
              Spain                                       2.8%
              ------------------------------------------------
              Sweden                                      2.8%
              ------------------------------------------------
              Germany                                     2.5%
              ------------------------------------------------
              All Others                                 20.7%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
                           Expense   Account Value   Account Value    7/01/05-
                            Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
     Actual                 0.75%     $1,000.00       $1,155.40         $4.07
--------------------------------------------------------------------------------
     Hypothetical(h)        0.75%     $1,000.00       $1,021.42         $3.82
--------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.
(p) Expenses paid is equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 94.9%
---------------------------------------------------------------------------------------------------
ISSUER                                                            SHARES/PAR ($)          VALUE ($)
---------------------------------------------------------------------------------------------------
Alcoholic Beverages - 2.3%
---------------------------------------------------------------------------------------------------
Diageo PLC                                                           1,610,218      $    23,318,081
Pernod Ricard S.A.(l)                                                   61,330           10,693,466
---------------------------------------------------------------------------------------------------
                                                                                    $    34,011,547
---------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.7%
---------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A.(l)                               277,750      $    24,657,713
---------------------------------------------------------------------------------------------------
Automotive - 3.6%
---------------------------------------------------------------------------------------------------
Bridgestone Corp.(l)                                                   968,000      $    20,136,762
Toyota Motor Corp.                                                     632,500           32,800,068
---------------------------------------------------------------------------------------------------
                                                                                    $    52,936,830
---------------------------------------------------------------------------------------------------
Banks & Credit Companies - 13.0%
---------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria S.A.(l)                              1,516,850      $    27,057,770
Bangkok Bank Public Co. Ltd.                                         3,166,750            8,876,935
Credit Agricole S.A.(l)                                                792,978           24,960,544
Erste Bank der Oesterreichischen Sparkassen AG                         360,770           20,003,640
OTP Bank Ltd., GDR                                                     217,700           14,281,120
Powszechna Kasa Oszczednosci Bank Polski S.A                           656,270            5,855,047
PT Bank Central Asia Tbk                                            21,245,000            7,348,220
Shinsei Bank Ltd.                                                    3,056,000           17,660,399
UBS AG                                                                 402,344           38,263,130
UniCredito Italiano S.p.A.(l)                                        3,539,550           24,367,954
---------------------------------------------------------------------------------------------------
                                                                                    $   188,674,759
---------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 1.6%
---------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                               207,320      $    16,689,260
Societe Television Francaise 1(l)                                      215,045            5,962,591
---------------------------------------------------------------------------------------------------
                                                                                    $    22,651,851
---------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.1%
---------------------------------------------------------------------------------------------------
Julius Baer Holding Ltd.                                               220,414      $    15,599,638
---------------------------------------------------------------------------------------------------
Computer Software - 1.4%
---------------------------------------------------------------------------------------------------
Business Objects S.A.(l)(n)                                            175,440      $     7,095,381
Check Point Software Technologies Ltd.(n)                              650,480           13,074,648
---------------------------------------------------------------------------------------------------
                                                                                    $    20,170,029
---------------------------------------------------------------------------------------------------
Consumer Goods & Services - 4.1%
---------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC                                                1,796,630      $    59,292,273
---------------------------------------------------------------------------------------------------
Electrical Equipment - 4.5%
---------------------------------------------------------------------------------------------------
Nitto Denko Corp.                                                      273,000      $    21,258,908
Schneider Electric S.A.(l)                                             497,724           44,362,894
---------------------------------------------------------------------------------------------------
                                                                                    $    65,621,802
---------------------------------------------------------------------------------------------------
Electronics - 6.8%
---------------------------------------------------------------------------------------------------
Canon, Inc.(l)                                                         428,000      $    25,023,938
OMRON Corp.                                                            243,900            5,621,387
Ricoh Co. Ltd.                                                       1,179,000           20,629,878
Samsung Electronics Co. Ltd.                                            71,950           46,501,246
Samsung Electronics Co. Ltd., GDR                                        3,330            1,097,235
---------------------------------------------------------------------------------------------------
                                                                                    $    98,873,684
---------------------------------------------------------------------------------------------------
Energy - Independent - 1.6%
---------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                          35,313,000      $    23,455,163
---------------------------------------------------------------------------------------------------
Energy - Integrated - 4.0%
---------------------------------------------------------------------------------------------------
BG Group PLC                                                         2,195,920      $    21,684,268
TOTAL S.A.(l)                                                          142,580           35,789,202
---------------------------------------------------------------------------------------------------
                                                                                    $    57,473,470
---------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.6%
---------------------------------------------------------------------------------------------------
Tesco PLC                                                            3,968,760      $    22,613,959
---------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 3.6%
---------------------------------------------------------------------------------------------------
Groupe Danone(l)                                                        65,760      $     6,864,747
Nestle S.A                                                             151,258           45,189,398
---------------------------------------------------------------------------------------------------
                                                                                    $    52,054,145
---------------------------------------------------------------------------------------------------
Gaming & Lodging - 4.1%
---------------------------------------------------------------------------------------------------
Hilton Group PLC                                                     5,416,747      $    33,843,962
William Hill Organization Ltd.                                       2,853,560           26,265,442
---------------------------------------------------------------------------------------------------
                                                                                    $    60,109,404
---------------------------------------------------------------------------------------------------
Insurance - 6.3%
---------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A                                           470,680      $    16,435,773
AXA(l)                                                               1,210,840           39,044,570
QBE Insurance Group Ltd.(l)                                          1,297,788           18,667,960
Swiss Reinsurance Co.                                                  236,950           17,328,359
---------------------------------------------------------------------------------------------------
                                                                                    $    91,476,662
---------------------------------------------------------------------------------------------------
Leisure & Toys - 1.3%
---------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                      161,600      $    19,512,774
---------------------------------------------------------------------------------------------------
Machinery & Tools - 2.2%
---------------------------------------------------------------------------------------------------
Atlas Copco AB, "A"(l)                                                 482,460      $    10,739,333
Sandvik AB(l)                                                          457,740           21,299,202
---------------------------------------------------------------------------------------------------
                                                                                    $    32,038,535
---------------------------------------------------------------------------------------------------
Medical Equipment - 1.6%
---------------------------------------------------------------------------------------------------
Smith & Nephew PLC                                                   1,883,360      $    17,335,287
Synthes, Inc.                                                           57,490            6,450,663
---------------------------------------------------------------------------------------------------
                                                                                    $    23,785,950
---------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
---------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR                                        158,930      $     6,538,380
---------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.6%
---------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.(l)                                                2,090,000      $     9,279,837
---------------------------------------------------------------------------------------------------
Network & Telecom - 0.6%
---------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                  2,379,800      $     8,170,448
---------------------------------------------------------------------------------------------------
Pharmaceuticals - 10.1%
---------------------------------------------------------------------------------------------------
AstraZeneca PLC                                                        561,670      $    27,311,931
Chugai Pharmaceutical Co. Ltd.(l)                                      283,230            6,071,871
GlaxoSmithKline PLC                                                    824,810           20,826,387
Roche Holding AG                                                       301,250           45,183,492
Sanofi-Aventis(l)                                                      326,590           28,587,925
Schering AG(l)                                                         268,930           18,005,439
---------------------------------------------------------------------------------------------------
                                                                                    $   145,987,045
---------------------------------------------------------------------------------------------------
Printing & Publishing - 1.1%
---------------------------------------------------------------------------------------------------
Reed Elsevier N.V                                                      739,640      $    10,324,058
Yell Group PLC                                                         611,030            5,634,696
---------------------------------------------------------------------------------------------------
                                                                                    $    15,958,754
---------------------------------------------------------------------------------------------------
Railroad & Shipping - 1.9%
---------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                          343,763      $    27,497,602
---------------------------------------------------------------------------------------------------
Specialty Chemicals - 5.3%
---------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.(l)                                              2,547,000      $    32,869,389
Kaneka Corp.                                                           785,000            9,478,668
L'Air Liquide S.A., Bearer Shares(l)                                   113,213           21,761,944
L'Air Liquide S.A., Registered Shares                                   69,845           13,425,693
---------------------------------------------------------------------------------------------------
                                                                                    $    77,535,694
---------------------------------------------------------------------------------------------------
Specialty Stores - 2.2%
---------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                 1,948,500      $    13,846,775
NEXT PLC                                                               706,580           18,642,663
---------------------------------------------------------------------------------------------------
                                                                                    $    32,489,438
---------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.6%
---------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd.(n)                  15,590,000      $    22,519,604
---------------------------------------------------------------------------------------------------
Telephone Services - 1.7%
---------------------------------------------------------------------------------------------------
FastWeb S.p.A.(l)                                                      193,492      $     8,834,833
Singapore Telecommunications Ltd.                                   10,498,360           16,476,185
---------------------------------------------------------------------------------------------------
                                                                                    $    25,311,018
---------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.9%
---------------------------------------------------------------------------------------------------
E.ON AG(l)                                                             180,610      $    18,670,311
Iberdrola S.A.(l)                                                      487,910           13,326,364
Veolia Environment                                                     231,100           10,453,600
---------------------------------------------------------------------------------------------------
                                                                                    $    42,450,275
---------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $1,178,263,380)                                      $ 1,378,748,283
---------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 21.1%
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                        306,912,512      $   306,912,512
---------------------------------------------------------------------------------------------------
Repurchase Agreement - 1.8%
---------------------------------------------------------------------------------------------------
Morgan Stanley, 4.23%, dated 12/30/05, due 1/03/06, total to be received $25,610,031 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account), at Cost  $ 25,598,000      $    25,598,000
---------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $1,510,773,892)                                 $ 1,711,258,795
---------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (17.8)%                                               (258,983,640)
---------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $ 1,452,275,155
---------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(l) All or a portion of this security is on loan.
(k) As of December 31, 2005 the fund had 3 securities representing $79,930,579 and 5.5% of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR     American Depository Receipt
GDR     Global Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 12/31/05
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value, including $292,061,373 of securities
on loan (identified cost, $1,510,773,892)                                             $1,711,258,795
Foreign currency, at value (identified cost, $52)                                                 52
Receivable for investments sold                                                              802,510
Receivable for fund shares sold                                                           51,848,190
Interest and dividends receivable                                                          1,309,774
Receivable from investment adviser                                                           439,798
Other assets                                                                                      71
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                   $1,765,659,190
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable to custodian                                                                        $103,174
Distributions payable                                                                      6,048,242
Payable for fund shares reacquired                                                            34,237
Collateral for securities loaned, at value                                               306,912,512
Payable to affiliates
  Management fee                                                                              57,959
  Shareholder servicing costs                                                                  2,216
  Administrative services fee                                                                    496
Accrued expenses and other liabilities                                                       225,199
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                $313,384,035
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $1,452,275,155
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                       $1,229,871,783
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies                              200,468,605
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                             22,940,743
Accumulated distributions in excess of net investment income                              (1,005,976)
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                     $1,452,275,155
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                          84,275,327
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share (net assets of $1,452,275,155 / 84,275,327
shares of beneficial interest outstanding)                                                                             $17.23
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 12/31/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                $7,693,229
  Interest                                                                                  1,013,983
  Foreign taxes withheld                                                                     (395,800)
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                            $8,311,412
-----------------------------------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------------------------------
  Management fee                                                                           $4,550,077
  Shareholder servicing costs                                                                  52,181
  Administrative services fee                                                                  60,945
  Independennt trustees' compensation                                                           7,764
  Custodian fee                                                                               660,879
  Printing                                                                                     23,884
  Auditing fees                                                                                21,103
  Legal fees                                                                                   14,713
  Registration fees                                                                            60,473
  Shareholder solicitation expenses                                                               795
  Miscellaneous                                                                                28,653
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                     $5,481,467
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                        (35,037)
  Reduction of expenses by investment adviser                                                (931,390)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                       $4,515,040
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                              $3,796,372
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $141 country tax)                                       $46,311,055
  Foreign currency transactions                                                              (352,746)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign currency transactions                                         $45,958,309
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                                            $119,830,820
  Translation of assets and liabilities in foreign currencies                                  25,843
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign currency translation                                       $119,856,663
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and foreign currency                                      $165,814,972
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                             $169,611,344
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                         SIX MONTHS                   YEAR
                                                                                       ENDED 12/31/05            ENDED 6/30/05
                                                                                        (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     $3,796,372              $12,831,282
Net realized gain (loss) on investments and foreign currency transactions                 45,958,309               29,116,308
Net unrealized gain (loss) on investments and foreign currency translation               119,856,663               17,805,466
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $169,611,344              $59,753,056
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                              $(16,055,800)             $(7,234,092)

From net realized gain on investments and foreign currency transactions                  (36,659,136)             (29,759,205)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                            $(52,714,936)            $(36,993,297)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                       $298,771,315             $408,860,636
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                              $415,667,723             $431,620,395
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                 1,036,607,432              604,987,037
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including accumulated distributions in excess of  net investment income of $1,005,976 and undistributed net investment income of
$11,253,452, respectively)                                                            $1,452,275,155           $1,036,607,432
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class
(assuming reinvestment of all distributions) held for the entire period.

                                             SIX MONTHS                                YEARS ENDED 6/30
                                                ENDED           --------------------------------------------------------------
                                              12/31/05            2005           2004          2003          2002         2001
                                              (UNAUDITED)
Net asset value, beginning of period           $15.48           $14.73         $11.61        $11.77        $12.17       $16.38
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                       $0.05            $0.26          $0.21         $0.17         $0.09        $0.10
Net realized and unrealized gain (loss)
on investments and foreign currency              2.36             1.34           2.97         (0.27)        (0.41)       (2.83)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $2.41            $1.60          $3.18        $(0.10)       $(0.32)      $(2.73)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                     $(0.20)          $(0.17)        $(0.06)       $(0.06)       $(0.08)      $(0.18)
From net realized gain on investments
and foreign currency transactions               (0.46)           (0.68)            --            --            --        (1.30)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                   $(0.66)          $(0.85)        $(0.06)       $(0.06)       $(0.08)      $(1.48)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $17.23           $15.48         $14.73        $11.61        $11.77       $12.17
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(s)(r)                          15.54(n)         10.72          27.39         (0.82)        (2.50)      (17.46)

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           0.90(a)          0.92           0.92          1.04          1.11         1.11
Expenses after expense reductions (f)            0.75(a)          0.75           0.75          0.78          0.86         0.86
Net investment income                            0.63(a)          1.68           1.57          1.66          0.79         0.70
Portfolio turnover                                 25               45             53            55            73           65
Net assets at end of period (000
Omitted)                                   $1,452,275       $1,036,607       $604,987      $202,796       $68,193      $54,721
------------------------------------------------------------------------------------------------------------------------------

(r) Certain expenses have been reduced without which performance would have been lower.
(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Institutional International Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended December 31, 2005, the fund's custodian fees were reduced by $27,843 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended December 31, 2005, the fund's custodian expenses were reduced by $7,194 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes. Book/tax differences primarily relate to foreign currency transactions, treating a portion of the proceeds from redemptions as distributions for tax purposes, and wash sale loss deferrals.

The tax character of distributions declared to shareholders is as follows:

                                                6/30/05      6/30/04

         Ordinary income (including any
         short term capital gains)          $14,175,339   $1,588,046

         Long-term capital gain              22,817,958           --
         -----------------------------------------------------------
         Total distributions                $36,993,297   $1,588,046

The federal tax cost and the tax basis components of distributable earnings were as follows:

           AS OF DECEMBER 31, 2005

           Cost of investments(1)                  $1,512,440,717
           ------------------------------------------------------
           Gross unrealized appreciation             $204,715,020
           Gross unrealized depreciation               (5,896,942)
           ------------------------------------------------------
           Net unrealized appreciation
           (depreciation)                            $198,818,078

           AS OF JUNE 30, 2005
           Undistributed ordinary income              $11,287,125
           Undistributed long-term capital gain1        5,524,117
           Unrealized appreciation (depreciation)      78,987,258
           Other temporary differences                   (291,536)

(1) Aggregate cost includes prior fiscal year end tax adjustments.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets. The investment adviser has contractually agreed to pay all of the fund's operating expenses, exclusive of management and certain other fees and expenses. For the six months ended December 31, 2005, this reduction amounted to $928,414 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until November 1, 2006, unless the fund's Board of Trustees consents to an earlier revision or termination of this agreement.

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2005, the fee was $45,501, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2005, these costs amounted to $3,790.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000.

The administrative services fee incurred for the six months ended December 31, 2005 was equivalent to an annual effective rate of 0.0101% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,976, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $506,151,092 and $294,103,703, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                          Six Months Ended 12/31/05           Year Ended 6/30/05
                                                           SHARES          AMOUNT          SHARES          AMOUNT
Shares sold                                               20,963,681     $359,623,128     32,829,413     $512,295,030
Shares issued to shareholders in
reinvestment of distributions                              2,685,081       46,666,694      2,193,490       34,832,625
Shares reacquired                                         (6,320,561)    (107,518,507)    (9,145,467)    (138,267,019)
----------------------------------------------------------------------------------------------------------------------
Net change                                                17,328,201     $298,771,315     25,877,436     $408,860,636

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended December 31, 2005 was $3,778, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended December 31, 2005.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund's total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 3rd percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The Fund's total return performance was in the 3rd percentile for the one-year period and the 4th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and total expense ratio as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the Fund's name on the "Institutional Trusts" page under "Strategies & Performance" in the "US Institutional Investor" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                 IIE-SEM-02/06

MFS(R) Institutional Trust

SEMIANNUAL REPORT 12/31/05

MFS(R) INSTITUTIONAL
LARGE CAP GROWTH FUND

A path for pursuing opportunity

[graphic omitted]


                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

MFS(R) INSTITUTIONAL LARGE CAP GROWTH FUND

Objective: Seeks long-term growth of capital.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLE                                      3
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           4
----------------------------------------------------
FINANCIAL STATEMENTS                               7
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     11
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     15
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION     BACK COVER
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE            BACK COVER
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

-------------------------------------------------------------------------------
THIS REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than six years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity in recent years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they traded in and out of investments too frequently and at inopportune times.

Throughout our more than 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.* This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2006

* Asset allocation, diversification, and rebalancing do not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     99.8%
              Cash & Other Net Assets                     0.2%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         3.9%
              ------------------------------------------------
              Wyeth                                       3.7%
              ------------------------------------------------
              Intel Corp.                                 3.3%
              ------------------------------------------------
              Johnson & Johnson                           2.8%
              ------------------------------------------------
              EMC Corp.                                   2.8%
              ------------------------------------------------
              Microsoft Corp.                             2.8%
              ------------------------------------------------
              Oracle Corp.                                2.7%
              ------------------------------------------------
              Gilead Sciences, Inc.                       2.5%
              ------------------------------------------------
              Wal-Mart Stores, Inc.                       2.5%
              ------------------------------------------------
              QUALCOMM Inc.                               2.5%
              ------------------------------------------------

              SECTOR WEIGHTINGS

              Technology                                 36.9%
              ------------------------------------------------
              Health Care                                24.6%
              ------------------------------------------------
              Retailing                                  11.7%
              ------------------------------------------------
              Financial Services                          6.4%
              ------------------------------------------------
              Leisure                                     4.9%
              ------------------------------------------------
              Consumer Staples                            4.2%
              ------------------------------------------------
              Industrial Goods & Services                 4.1%
              ------------------------------------------------
              Energy                                      2.5%
              ------------------------------------------------
              Special Products & Services                 1.7%
              ------------------------------------------------
              Transportation                              1.5%
              ------------------------------------------------
              Basic Materials                             1.3%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/05.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
JULY 1, 2005 THROUGH DECEMBER 31, 2005.

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2005 through December 31, 2005.

ACTUAL EXPENSES

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    7/01/05-
Class                       Ratio       7/01/05        12/31/05       12/31/05
--------------------------------------------------------------------------------
    Actual                   0.55%    $1,000.00        $1,047.60         $2.84
--------------------------------------------------------------------------------
    Hypothetical(h)          0.55%    $1,000.00        $1,022.43         $2.80
--------------------------------------------------------------------------------

(h) 5% fund return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS (unaudited) - 12/31/05

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Stocks - 99.8%
---------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES/PAR ($)      VALUE ($)
 ---------------------------------------------------------------------------------------------------
Aerospace - 1.3%
----------------------------------------------------------------------------------------------------
United Technologies Corp.                                                     7,550     $    422,121
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 1.5%
----------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                               5,480     $    475,609
----------------------------------------------------------------------------------------------------
Banks & Credit Companies - 3.1%
----------------------------------------------------------------------------------------------------
American Express Co.                                                          8,230     $    423,516
SLM Corp.                                                                     9,900          545,391
----------------------------------------------------------------------------------------------------
                                                                                        $    968,907
----------------------------------------------------------------------------------------------------
Biotechnology - 6.4%
----------------------------------------------------------------------------------------------------
Amgen, Inc.(n)                                                                8,260     $    651,384
Genzyme Corp.(n)                                                              7,980          564,824
Gilead Sciences, Inc.(n)                                                     15,240          802,081
----------------------------------------------------------------------------------------------------
                                                                                        $  2,018,289
----------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.7%
----------------------------------------------------------------------------------------------------
Walt Disney Co.                                                               8,850     $    212,135
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.8%
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                     3,120     $    211,318
Morgan Stanley                                                                6,200          351,788
----------------------------------------------------------------------------------------------------
                                                                                        $    563,106
----------------------------------------------------------------------------------------------------
Business Services - 1.7%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                           9,410     $    271,667
Getty Images, Inc.(n)                                                         3,130          279,415
----------------------------------------------------------------------------------------------------
                                                                                        $    551,082
----------------------------------------------------------------------------------------------------
Chemicals - 0.4%
----------------------------------------------------------------------------------------------------
3M Co.                                                                        1,600     $    124,000
----------------------------------------------------------------------------------------------------
Computer Software - 8.6%
----------------------------------------------------------------------------------------------------
Adobe Systems, Inc.                                                          18,170     $    671,563
Microsoft Corp.                                                              33,430          874,195
Oracle Corp.(n)                                                              69,240          845,420
Symantec Corp.(n)                                                            18,605          325,588
----------------------------------------------------------------------------------------------------
                                                                                        $  2,716,766
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 4.2%
----------------------------------------------------------------------------------------------------
Amdocs Ltd.(n)                                                               11,540     $    317,350
Apple Computer, Inc.(n)                                                       4,800          345,072
Dell, Inc.(n)                                                                22,290          668,477
----------------------------------------------------------------------------------------------------
                                                                                        $  1,330,899
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 2.0%
----------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                         6,430     $    352,685
Procter & Gamble Co.                                                          5,000          289,400
----------------------------------------------------------------------------------------------------
                                                                                        $    642,085
----------------------------------------------------------------------------------------------------
Electrical Equipment - 2.2%
----------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                   2,260     $    164,980
General Electric Co.                                                         15,000          525,750
----------------------------------------------------------------------------------------------------
                                                                                        $    690,730
----------------------------------------------------------------------------------------------------
Electronics - 8.8%
----------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                          9,110     $    326,776
Intel Corp.                                                                  42,080        1,050,317
Marvell Technology Group Ltd.(n)                                              4,600          258,014
SanDisk Corp.(n)                                                              8,570          538,367
Texas Instruments, Inc.                                                       5,030          161,312
Xilinx, Inc.                                                                 17,550          442,436
----------------------------------------------------------------------------------------------------
                                                                                        $  2,777,222
----------------------------------------------------------------------------------------------------
Energy - Independent - 0.6%
----------------------------------------------------------------------------------------------------
Newfield Exploration Co.(n)                                                   3,700     $    185,259
----------------------------------------------------------------------------------------------------
Energy - Integrated - 0.5%
----------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                            1,120     $    142,038
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.8%
----------------------------------------------------------------------------------------------------
CVS Corp.                                                                     9,890     $    261,294
----------------------------------------------------------------------------------------------------
Food & Non-Alcoholic Beverages - 2.2%
----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                11,920     $    704,234
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.0%
----------------------------------------------------------------------------------------------------
Carnival Corp.                                                               10,670     $    570,525
Harrah's Entertainment, Inc.                                                  2,400          171,096
Starwood Hotels & Resorts Worldwide, Inc.                                     3,000          191,580
----------------------------------------------------------------------------------------------------
                                                                                        $    933,201
----------------------------------------------------------------------------------------------------
General Merchandise - 5.0%
----------------------------------------------------------------------------------------------------
Kohl's Corp.(n)                                                               7,450     $    362,070
Target Corp.                                                                  7,800          428,766
Wal-Mart Stores, Inc.                                                        16,950          793,260
----------------------------------------------------------------------------------------------------
                                                                                        $  1,584,096
----------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 2.2%
----------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                      8,600     $    534,404
WellPoint, Inc.(n)                                                            1,970          157,186
----------------------------------------------------------------------------------------------------
                                                                                        $    691,590
----------------------------------------------------------------------------------------------------
Insurance - 1.5%
----------------------------------------------------------------------------------------------------
American International Group, Inc.                                            6,940     $    473,516
----------------------------------------------------------------------------------------------------
Internet - 3.2%
----------------------------------------------------------------------------------------------------
Google, Inc., "A"(n)                                                          1,890     $    784,085
Yahoo!, Inc.(n)                                                               5,830          228,419
----------------------------------------------------------------------------------------------------
                                                                                        $  1,012,504
----------------------------------------------------------------------------------------------------
Leisure & Toys - 1.2%
----------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(n)                                                      7,210     $    377,155
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
----------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                     2,280     $    200,617
----------------------------------------------------------------------------------------------------
Medical Equipment - 4.9%
----------------------------------------------------------------------------------------------------
Alcon, Inc.                                                                   2,640     $    342,144
Medtronic, Inc.                                                               9,470          545,188
St. Jude Medical, Inc.(n)                                                     9,290          466,358
Zimmer Holdings, Inc.(n)                                                      2,680          180,739
----------------------------------------------------------------------------------------------------
                                                                                        $  1,534,429
----------------------------------------------------------------------------------------------------
Network & Telecom - 9.3%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(n)                                                       72,200     $  1,236,064
Corning, Inc.(n)                                                             32,010          629,317
Juniper Networks, Inc.(n)                                                    12,240          272,952
QUALCOMM, Inc.                                                               18,260          786,641
----------------------------------------------------------------------------------------------------
                                                                                        $  2,924,974
----------------------------------------------------------------------------------------------------
Oil Services - 1.4%
----------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                           5,510     $    265,306
Noble Corp.                                                                   2,350          165,769
----------------------------------------------------------------------------------------------------
                                                                                        $    431,075
----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 2.8%
----------------------------------------------------------------------------------------------------
EMC Corp.(n)                                                                 64,890     $    883,802
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 11.1%
----------------------------------------------------------------------------------------------------
Abbott Laboratories                                                          12,200     $    481,046
Allergan, Inc.                                                                2,240          241,830
Eli Lilly & Co.                                                              12,820          725,484
Johnson & Johnson                                                            14,710          884,071
Wyeth                                                                        25,370        1,168,796
----------------------------------------------------------------------------------------------------
                                                                                        $  3,501,227
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.9%
----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                 5,300     $    280,688
----------------------------------------------------------------------------------------------------
Specialty Stores - 4.4%
----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                              7,770     $    314,530
Lowe's Cos., Inc.                                                             4,220          281,305
PETsMART, Inc.                                                               10,300          264,298
Staples, Inc.                                                                10,885          247,198
Williams-Sonoma, Inc.(n)                                                      6,280          270,982
----------------------------------------------------------------------------------------------------
                                                                                        $  1,378,313
----------------------------------------------------------------------------------------------------
Trucking - 1.5%
----------------------------------------------------------------------------------------------------
FedEx Corp.                                                              4,690          $    484,899
----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $29,525,128)                                             $ 31,477,862
----------------------------------------------------------------------------------------------------
Short-Term Obligation - 0.5%
----------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.2%, due 1/03/06, at
Amortized Cost(y)                                                      $    159,000     $    158,963
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $29,684,091)                                        $ 31,636,825
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.3)%                                                    (100,106)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $ 31,536,719
----------------------------------------------------------------------------------------------------
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 12/31/05
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $29,684,091)                                       $31,636,825
Cash                                                                                               734
Interest and dividends receivable                                                               22,294
Receivable from investment adviser                                                              61,084
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                      $31,720,937
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                                          $62,145
Payable for investments purchased                                                               70,258
Payable for fund shares reacquired                                                              16,930
Payable to affiliates
  Management fee                                                                                   888
  Shareholder servicing costs                                                                       14
  Administrative services fee                                                                       64
Accrued expenses and other liabilities                                                          33,919
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                                    $184,218
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $31,536,719
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $76,474,776
Unrealized appreciation (depreciation) on investments                                        1,952,734
Accumulated net realized gain (loss) on investments                                        (46,892,032)
Undistributed net investment income                                                              1,241
-----------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                        $31,536,719
-----------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                                           4,891,479
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets of $31,536,719 / 4,891,479 shares of beneficial interest outstanding)                                       $6.45
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 12/31/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                                                    $136,495
  Interest                                                                                        5,801
-----------------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                              $142,296
-----------------------------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                                               $117,289
  Shareholder servicing costs                                                                     1,216
  Administrative services fee                                                                     6,469
  Independent trustees' compensation                                                              2,819
  Custodian fee                                                                                   7,296
  Printing                                                                                        3,167
  Postage                                                                                           877
  Auditing fees                                                                                  20,579
  Legal fees                                                                                      1,538
  Registration fees                                                                              11,768
  Shareholder solicitation expenses                                                                 630
  Miscellaneous                                                                                   9,059
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                       $182,707
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                             (726)
  Reduction of expenses by investment adviser                                                   (96,543)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                          $85,438
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                                 $56,858
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) on investment transactions                                              $696,103
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments                                                      $651,864
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                                             $1,347,967
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                                               $1,404,825
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                                           SIX MONTHS                 YEAR
                                                                                             ENDED                    ENDED
                                                                                            12/31/05                 6/30/05
                                                                                          (UNAUDITED)
CHANGE IN NET ASSETS

FROM OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                         $56,858                $512,274
Net realized gain (loss) on investments                                                       696,103               8,356,323
Net unrealized gain (loss) on investments and foreign currency translation                    651,864              (9,990,924)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $1,404,825             $(1,122,327)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  $(119,298)              $(656,560)
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                            $154,326            $(98,663,603)
-----------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                                 $1,439,853           $(100,442,490)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                                     30,096,866             130,539,356
-----------------------------------------------------------------------------------------------------------------------------
At end of period (including undistributed net investment income of $1,241 and
$63,681, respectively)                                                                    $31,536,719             $30,096,866
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                            SIX MONTHS                               YEARS ENDED 6/30
                                               ENDED        ------------------------------------------------------------------
                                             12/31/05            2005           2004          2003          2002          2001
                                             (UNAUDITED)
Net asset value, beginning of period           $6.18            $6.03          $5.41         $5.46         $7.44         $9.88
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                      $0.01            $0.05          $0.02         $0.02         $0.02         $0.04
Net realized and unrealized gain (loss)
on investments and foreign currency             0.28             0.17(g)        0.62         (0.05)        (1.98)        (2.40)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               $0.29            $0.22          $0.64        $(0.03)       $(1.96)       $(2.36)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income                    $(0.02)          $(0.07)        $(0.02)       $(0.02)       $(0.02)       $(0.02)
From net realized gain on investments
and foreign currency transactions                 --               --             --            --            --         (0.06)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                  $(0.02)          $(0.07)        $(0.02)       $(0.02)       $(0.02)       $(0.08)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $6.45            $6.18          $6.03         $5.41         $5.46         $7.44
--------------------------------------------------------------------------------------------
Total return (%)(s)(r)                          4.76(n)          3.68(b)       11.80         (0.60)       (26.44)       (24.07)

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)          1.17(a)          0.96           0.84          0.87          0.88          0.90
Expenses after expense reductions (f)           0.55(a)          0.55           0.55          0.55          0.55          0.56
Net investment income                           0.36(a)          0.89           0.30          0.35          0.27          0.47
Portfolio turnover                                41               89            119           213           217           314
Net assets at end of period (000
Omitted)                                     $31,537          $30,097       $130,539      $191,620      $180,275      $113,893
------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(n) Not annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-
    recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Institutional Large Cap Growth Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales during the day, equity securities are generally valued at the last quoted bid price as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 365 days or less are generally valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued on the basis of information from brokers and dealers. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars based upon exchange rates provided by an independent source. When pricing-service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the fund's valuation time that may impact the value of securities traded in these foreign markets. In these cases, the fund may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the fund's valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2005, there were no securities on loan.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended December 31, 2005, the fund's custodian fees were reduced by $149 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended December 31, 2005, the fund's custodian expenses were reduced by $577 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statements and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.

The tax character of distributions declared to shareholders is as follows:

                                               6/30/05     6/30/04

          Ordinary income (including any
          short-term capital gains)            $656,560    $717,883

The federal tax cost and the tax basis components of distributable earnings were as follows:

              AS OF DECEMBER 31, 2005
              Cost of investments(1)                   $30,188,200
              ----------------------------------------------------
              Gross appreciation                        $2,505,782
              Gross depreciation                        (1,057,157)
              ----------------------------------------------------
              Net unrealized appreciation
              (depreciation)                            $1,448,625

              AS OF JUNE 30, 2005
              Undistributed ordinary income                $63,681
              Capital loss carryforwards               (47,084,026)
              Net unrealized appreciation
              (depreciation)                               796,761

(1) Aggregate cost includes prior fiscal year end tax adjustments.

As of June 30, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              June 30, 2010                            $(8,179,279)
              June 30, 2011                            (38,292,943)
              June 30, 2013                               (611,804)
              ----------------------------------------------------
              Total                                   $(47,084,026)

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund's average daily net assets.

The investment adviser has contractually agreed to waive a portion of its fee in the amount of $38,945, which is shown as a reduction of total expenses in the Statement of Operations. This reduction in the management fee may be rescinded by MFS only with the approval of the fund's Board of Trustees. The management fee incurred for the six months ended December 31, 2005 was equivalent to an annual effective rate of 0.50% of the fund's average daily net assets.

The investment adviser has contractually agreed to pay a portion of the fund's operating expenses, exclusive of management and certain other fees and expenses, such that operating expenses do not exceed 0.05% annually of the fund's average daily net assets. For the six months ended December 31, 2005, this reduction amounted to $57,533 and is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until November 1, 2006.

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2005, the fee was $1,175, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2005, these costs amounted to $8.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the six months ended December 31, 2005 was equivalent to an annual effective rate of 0.0413% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $65, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

The fund's investment adviser, MFS, was the subject of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. As a result, proceeds in the amount of $6,803 were accrued on July 28, 2004 and paid to the fund on February 16, 2005.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $13,363,914 and $12,713,612, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                              Six months ended 12/31/05          Year ended 6/30/05
                                                                SHARES        AMOUNT          SHARES           AMOUNT
Shares sold                                                    120,932       $782,665           80,297         $484,734

Shares issued to shareholders in reinvestment of
distributions                                                    8,820         57,153           77,952          474,807
Shares reacquired                                             (107,992)      (685,492)     (16,936,941)     (99,623,144)
------------------------------------------------------------------------------------------------------------------------
Net change                                                      21,760       $154,326      (16,778,692)    $(98,663,603)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended December 31, 2005 was $81, and is included in the miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended December 31, 2005.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund,
(v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and
(viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund's total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 53rd percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The Fund's total return performance was in the 44th percentile for the one- year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and total expense ratio as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third- party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the Fund's name on the "Institutional Trusts" page under "Strategies & Performance" in the "US Institutional Investor" section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                  ILC-SEM-02/06

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 24, 2006
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 24, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 24, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.